Prospectus Supplement dated November 26, 2018
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Variable Retirement and Combination Retirement Annuities	S-6154 CD 4/18 April 30, 2018	S- 6174 T (5/02) May 1, 2002
RiverSource ® Employee Benefit Annuity	S-6157 AG (5/14) May 1, 2014	S-6177 T (5/02) May 1, 2002
RiverSource ® Flexible Annuity	S-6155 CD (5/14) May 1, 2014
RiverSource ® Flexible Portfolio Annuity	S-6161 CD (4/18) April 30, 2018	S-6163 V (4/11) April 29, 2011
RiverSource ® Group Variable Annuity Contract	S-6156 CD (4/18) April 30, 2018
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CD (4/18) April 30, 2018	S-6471 R (4/13) April 29, 2013
RiverSource ® Retirement Advisor Variable Annuity - Band 3	S-6477 N (05/09) May 1, 2009
RiverSource ® Retirement Advisor Advantage Variable Annuity – Band 3	S-6407 K (5/09) May 1, 2009
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CD (4/18) April 30, 2018	S-6410 N (4/13) April 30, 2013
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CD (4/18) April 30, 2018	S-6362 CD (4/18) April 30, 2018
RiverSource ® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor 4 Select® Variable Annuity / RiverSource® Retirement Advisor 4 Access® Variable Annuity	S-6503 CD (4/18) April 30, 2018	S-6504 CD (4/18) April 30, 2018
RiverSource ® RAVA 5 Advantage® Variable Annuity / RiverSource® RAVA 5 Select® Variable Annuity / RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CD (4/18) April 30, 2018	140464 CD (4/18) April 30, 2018
RiverSource ® RAVA 5 Advantage® Variable Annuity / RiverSource RAVA 5 Select® Variable Annuity / RiverSource RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CD (4/18) April 30, 2018	S-6517 CD (4/18) April 30, 2018
RiverSource ® RAVA 5 Advantage® Variable Annuity / RiverSource RAVA 5 Select® Variable Annuity / RiverSource RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after April 30, 2013)	S-6594 CD (4/18) April 30, 2018	S-6595 CD (4/18) April 30, 2018
RiverSource ® Retirement Group Annuity Contract I	S-6611 CD (4/18) April 30, 2018

Prospectus Supplement dated November 26, 2018
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Group Annuity Contract II	S-6612 CD (4/18) April 30, 2018
RiverSource ® Variable Second-To-Die Life Insurance	S-6196 W (5/08) May 1, 2008	S-6185 R (5/08) May 1, 2008
RiverSource ® Single Premium Variable Life Insurance	S-6199 K (5/08) May 1, 2008
RiverSource ® Variable Universal Life Insurance	S-6194 CD (4/18) April 30, 2018	S-6171 CD (4/18) April 30, 2018
RiverSource ® Variable Universal Life Insurance III	S-6189 CD (4/18) April 30, 2018	6211 L (5/09) May 1, 2009
RiverSource ® Variable Universal Life IV / RiverSource Variable Universal Life IV – Estate Series	S-6418 CD (4/18) April 30, 2018	S-6419 CD (4/18) April 30, 2018
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life 5 – Estate Series	S-6542 CD (4/18) April 30, 2018	S-6543 CD (4/18) April 30, 2018
RiverSource Succession Select® Variable Life Insurance	S-6202 CD (4/18) April 30, 2018	S-6203 CD (4/18) April 30, 2018
RiverSource ® Single Premium Variable Life Insurance Policy	6190 B (6/88) April 29, 1988
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies. Please retain this supplement with your latest printed prospectus for future reference.
Effective on or about November 26, 2018, the Columbia Variable Portfolio – Global Bond Fund changed its name to Columbia Variable Portfolio – Global Strategic Income Fund.
The following information will replace the current Funds’ description in the table in the “The Variable Account and the Funds” or “The Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) and (Class 3) (previously Columbia Variable Portfolio – Global Bond Fund (Class2) and (Class 3))	Non-diversified fund that seeks to provide shareholders with high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594-30 A (11/18)
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